STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Share-based Payment Arrangements [Abstract]
Number of options, beginning of year (in shares) | shares	3,732,524	4,873,940
Number of options, Granted (in shares) | shares	993,740	1,054,530
Number of options, Exercised (in shares) | shares	(1,603,557)	(1,811,727)
Number of options, Forfeited (in shares) | shares	(484,817)	(384,219)
Number of options, end of year (in shares) | shares	2,637,890	3,732,524
Number of options, Exercisable, end of year (in shares) | shares	924,562	1,770,784
Weighted average exercise price, beginning of year | CAD	CAD 43.70	CAD 41.47
Weighted average exercise price, Granted | CAD	59.71	49.95
Weighted average exercise price of share options exercised in share-based payment arrangement | CAD	42.10	40.45
Weighted average exercise price, Forfeited | CAD	50.74	47.80
Weighted average exercise price, end of year | CAD	49.42	43.70
Weighted average exercise price, Exercisable, end of year | CAD	CAD 42.32	CAD 40.39